Accrued Expenses and Other Liabilities (Details) ¥ in Millions, $ in Millions	Sep. 02, 2024 USD ($)	Sep. 02, 2024 CNY (¥)	Jan. 12, 2024 USD ($)	Jan. 12, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Sep. 26, 2023 USD ($)	Sep. 26, 2023 CNY (¥)	Jun. 11, 2024	Sep. 26, 2023 CNY (¥)
Accrued Expenses and Other Liabilities [Line Items]
Equity interest							51.00%		100.00%	51.00%
Consideration amount							$ 7.2	¥ 51.0
Commitment to Lend							7.2			¥ 51.0
Received loan amount			$ 4.4	¥ 31.0	$ 7.2	¥ 51.0
Deposits					$ 2.8	¥ 20.0
Third party [Member]
Accrued Expenses and Other Liabilities [Line Items]
Commitment to Lend							$ 6.9			¥ 49.0
Suzhou Shengfeng Logistics Co., Ltd. [Member]
Accrued Expenses and Other Liabilities [Line Items]
Equity interest	90.00%	90.00%
Deposits	$ 0.1	¥ 1.0